As filed with the Securities and Exchange Commission on February 12, 2026
Securities Act Registration No. 333-234544
Investment Company Act Registration No. 811-23439

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. 606	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 608	[X]

ETF OPPORTUNITIES TRUST
(Exact Name of Registrant as Specified in Charter)

Karen Shupe Commonwealth Fund Services, Inc. 8730 Stony Point Parkway, Suite 205 Richmond, VA 23235 (804) 267-7400
(Address and Telephone Number of Principal Executive Offices)

The Corporation Trust Co.
Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copy to:
John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211
It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
X	on February 20, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following funds, each series of ETF Opportunities Trust:

REX-OSPREY™ TOP 10 CRYPTO INDEX ETF
REX-OSPREY™ TOP 10 EX-BTC CRYPTO INDEX ETF
REX-OSPREY™ TOP 10 CAPPED WEIGHTINGS CRYPTO INDEX ETF
REX-OSPREY™ CRYPTO Yield ETF

This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 20, 2026 as the new effective date for Post-Effective Amendment No. 432 to the Registration Statement filed on October 23, 2025 for the following funds:

REX-OSPREY™ TOP 10 CRYPTO INDEX ETF
REX-OSPREY™ TOP 10 EX-BTC CRYPTO INDEX ETF
REX-OSPREY™ TOP 10 CAPPED WEIGHTINGS CRYPTO INDEX ETF
REX-OSPREY™ CRYPTO Yield ETF

This Post-Effective Amendment incorporates by reference the Prospectus, Statement of Additional Information, and Part C contained in Post-Effective Amendment No. 432 to the Registration Statement.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment No. 606 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 12th day of February, 2026.
ETF OPPORTUNITIES TRUST
By: /s/ Karen M. Shupe
 Karen M. Shupe
 Treasurer and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 606 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*Mary Lou H. Ivey	Trustee	February 12, 2026

*Theo H. Pitt, Jr.	Trustee	February 12, 2026

*Dr. David J. Urban	Trustee	February 12, 2026

/s/ Karen M. Shupe	Treasurer and Principal Executive Officer	February 12, 2026
Karen M. Shupe

/s/ Ann T. MacDonald	Assistant Treasurer and Principal Financial Officer	February 12, 2026
Ann T. MacDonald

*By: /s/ Karen M. Shupe
Karen M. Shupe

*Attorney-in-fact pursuant to Powers of Attorney